Income taxes - Loss Carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Carryforward
Prevailing statutory tax rate (as a percent)	28.00%	28.00%
voxeljet America
Carryforward
Deferred tax assets	€ 635
Prevailing statutory tax rate (as a percent)	21.00%	27.00%
Gross loss carryforwards with no deferred tax recognized	€ 3,025	€ 2,480
voxeljet China
Carryforward
Tax loss carried forward	3,592
Deferred tax assets	539
Net deferred tax assets	10
Valuation allowance	€ 529
Prevailing statutory tax rate (as a percent)	15.00%	25.00%
Gross loss carryforwards with no deferred tax recognized		€ 3,126
voxeljet India
Carryforward
Tax loss carried forward		326
Gross loss carryforwards with no deferred tax recognized	€ 241
Corporation tax
Carryforward
Tax loss carried forward	65,983	49,698
Trade tax losses
Carryforward
Tax loss carried forward	64,632	€ 48,630
Loss carryforward
Carryforward
Deferred tax assets	18,311
Net deferred tax assets	411
Valuation allowance	€ 17,900